N-2 - USD ($)			3 Months Ended												12 Months Ended
		Oct. 31, 2025	Oct. 31, 2025	Jul. 31, 2025	Apr. 30, 2025	Jan. 31, 2025	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2025
Cover [Abstract]
Entity Central Index Key															0001263994
Amendment Flag															false
Entity Inv Company Type															N-2
Document Type															N-CSR
Entity Registrant Name															Reaves Utility Income Fund
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Shareholder Transaction Expenses (as a percentage of offering price)
Sales Load(a)	–%
Offering Expenses Borne by Common Shareholders(a)	–%
Dividend Reinvestment Plan Fees(b)	None

(a)

If common shares are sold to or through underwriters, the applicable prospectus supplement will set forth any applicable sales load and the estimated offering expenses borne by the Fund. Under the Fund’s effective registration statement (“Shelf Registration Statement”), as of October 31, 2025, the Fund had commenced an offering of its shares made at-the-market with a maximum sales load paid by investors of 1.00% of the offering price.

(b)

There will be no brokerage charges with respect to common shares of beneficial interest issued directly by the Fund under the dividend reinvestment plan. You will pay brokerage charges in connection with open market purchases or if you direct the plan agent to sell your common shares held in a dividend reinvestment account.

Sales Load [Percent]	[1]														0.00%
Dividend Reinvestment and Cash Purchase Fees	[2]														$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[1]														0.00%
Annual Expenses [Table Text Block]
Annual Expenses	Percentage of Net Assets Attributable to Common Shares
Investment Advisory Fees(c)	0.69%
Interest Payments on Borrowed Funds(d)	1.21%
Other Expenses(e)	0.19%
Acquired Fund Fees & Expenses	0.00%(f)
Total Annual Fund Operating Expenses	2.09%
(c)	The investment advisory fee is charged as a percentage of the Fund’s average daily total assets.
(d)

Assumes the use of leverage in the form of borrowing under the Credit Agreement representing 19.88% of the Fund’s total assets as of October 31, 2025 (including any additional leverage obtained through the use of borrowed funds) at an average annual interest rate cost to the Fund of 5.01%.

(e)	Other Expenses are estimated based on estimated amounts for the current fiscal year.
(f)	Less than 0.005%.

Management Fees [Percent]	[3]														0.69%
Interest Expenses on Borrowings [Percent]	[4]														1.21%
Acquired Fund Fees and Expenses [Percent]	[5]														0.00%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[6]														0.19%
Total Annual Expenses [Percent]															2.09%
Expense Example [Table Text Block]

Example

The purpose of the following table is to help a holder of common shares understand the fees and expenses that such holder would bear directly or indirectly. The following example illustrates the expenses that you would pay on a $1,000 investment in common shares of the Fund assuming (1) that the Fund incurs total annual expenses of 2.09% of its net assets in years 1 through 10 (assuming borrowing equal to 19.88% of the Fund’s total assets) and (2) a 5% annual return.

1 Year	3 Years	5 Years	10 Years
$21	$66	$113	$243

The example should not be considered a representation of future expenses or rate of return. The example assumes that all dividends and distributions are reinvested at NAV. The Fund’s actual rate of return may be greater or less than the hypothetical 5% annual return shown in the example.

Expense Example, Year 01															$ 21
Expense Example, Years 1 to 3															66
Expense Example, Years 1 to 5															113
Expense Example, Years 1 to 10															$ 243
Purpose of Fee Table , Note [Text Block]															The following information is intended to assist investors in understanding the fees and expenses (annualized) that an investor in common shares of the Fund would bear, directly or indirectly. The table is based on the capital structure of the Fund for the fiscal year ended October 31, 2025.
Other Expenses, Note [Text Block]															Other Expenses are estimated based on estimated amounts for the current fiscal year.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Objective

There have been no material changes in the Fund’s investment objective since the prior disclosure date that have not been approved by shareholders. The Fund’s investment objective is to provide a high level of after-tax income and total return consisting primarily of tax-advantaged dividend income and capital appreciation.

Principal Investment Strategies.

There have been no material changes in the Fund’s Principal Investment Strategies and Policies since the prior disclosure date.

The Fund pursues its investment objective by investing at least 80% of its total assets in the securities of domestic and foreign companies involved to a significant extent in providing products, services or equipment for (i) the generation or distribution of electricity, gas or water, (ii) telecommunications activities or (iii) infrastructure operations, such as airports, toll roads and municipal services (“Utilities” or the “Utility Industry”).

A company will be deemed to be involved in the Utility Industry to a significant extent if at least 50% of its assets, gross income or profits are committed to or derived from activities in the areas described above. The remaining 20% of the Fund’s total assets may be invested in other securities including stocks, debt obligations and money market instruments, as well as certain derivative instruments (described below) and other investments.

As used in the Annual Report, as well as the Fund’s Prospectus Supplement and the accompanying Prospectus and Statement of Additional Information, the terms “debt securities” and “debt obligations” refer to bonds, debentures and similar long and intermediate term debt investments and do not include short-term fixed income securities such as money market instruments in which the Fund may invest temporarily pending investment of the proceeds of an offering and during periods of abnormal market conditions. The Fund may invest in preferred stocks and bonds of below investment grade quality (i.e., “junk bonds”).

Under normal market conditions, the Fund invests at least 80% of its total assets in dividend-paying common and preferred stocks of companies in the Utility Industry. In pursuing its objective, the Fund invests primarily in common and preferred stocks that pay dividends that qualify for federal income taxation at rates applicable to long-term capital gains (“tax-advantaged dividends”).

The Fund may invest in the securities of both domestic and foreign issuers, including those located in emerging market countries (i.e., a country not included in the MSCI World Index, a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets).

As an alternative to holding foreign-traded securities, the Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the U.S. over-the-counter market (including depositary receipts, which evidence ownership in underlying foreign securities).

To date, the Fund’s derivatives usage has been limited to equity options, including writing covered calls, the purchase of calls and the sale of puts. Options may be used as both hedges against the value of existing holdings or as speculative trades as part of the Fund’s overall investment strategy.

In addition, the Fund may choose to use interest rate swaps (or options thereon) from time to time for hedging purposes. Although the Fund does not currently use interest rate swaps (or options thereon), the Fund may do so in the future, depending on the interest rate outlook of W.H. Reaves & Co., Inc. (dba Reaves Asset Management), (the “Adviser” or “Reaves”) and other factors. Such usage would be limited to no more than 20% of the Fund’s total assets. The Fund may choose to use other derivatives from time to time, as described in the Statement of Additional Information.

There is no assurance that the Fund will achieve its investment objective. Further, the Fund’s ability to pursue its investment objective, the value of the Fund’s investments and the Fund’s NAV may be adversely affected by changes in tax rates and policies. Because the Fund’s investment objective is to provide a high level of after-tax yield and total return consisting primarily of dividend and interest income and capital appreciation, the Fund’s ability to invest, and the attractiveness of investing in, equity securities that pay qualified dividend income in relation to other investment alternatives will be affected by changes in federal income tax laws and regulations, including changes in the qualified dividend income provisions. Any proposed or actual changes in such rates, therefore, can significantly and adversely affect the after-tax returns of the Fund’s investments in equity securities. Any such changes also could significantly and adversely affect the Fund’s NAV, as well as the Fund’s ability to acquire and dispose of equity securities at desirable returns and price levels and the Fund’s ability to pursue its investment objective. The Fund cannot assure you as to the portion, if any, of the Fund’s dividends that will be qualified dividend income.

Leverage

The Fund currently uses leverage through borrowing. More specifically, the Fund has entered into a credit agreement (the “Credit Agreement”) with State Street Bank and Trust Company (the “Bank”). As of October 31, 2025, the Fund had outstanding $875,000,000 in principal amount of borrowings from the Credit Agreement representing approximately 19.88% of the Fund’s total assets (including assets attributable to the Fund’s use of leverage). The Bank has the ability to terminate the Credit Agreement upon 360-days’ notice. The provisions of the 1940 Act further provide that the Fund may borrow or issue notes or debt securities in an amount up to 33 1/3% of its total assets or may issue preferred shares in an amount up to 50% of the Fund’s total assets (including the proceeds from leverage).

The Fund has no present intention of issuing preferred shares, although it has done so in the past and may choose to do so in the future.

The Fund also may borrow money as a temporary measure for extraordinary or emergency purposes.

Leverage creates risks for common shareholders, including the likelihood of greater volatility of NAV and market price of, and dividends paid on, the common shares. There is a risk that fluctuations in the dividend rates on any preferred shares issued by the Fund may adversely affect the return to the common shareholders. If the income from the securities purchased with such funds is not sufficient to cover the cost of leverage, the return on the Fund will be less than if leverage had not been used, and therefore the amount available for distribution to common shareholders as dividends and other distributions will be reduced.

Changes in the value of the Fund’s portfolio (including investments bought with the proceeds of the leverage program) will be borne entirely by the common shareholders. If there is a net decrease (or increase) in the value of the Fund’s investment portfolio, the leverage will decrease (or increase) the NAV per share to a greater extent than if the Fund were not leveraged.

The issuance of a class of preferred shares or incurrence of borrowings having priority over the common shares creates an opportunity for greater return per common share, but at the same time such leveraging is a speculative technique in that it will increase the Fund’s exposure to capital risk. Unless the income and appreciation, if any, on assets acquired with leverage proceeds exceed the associated costs of the leverage program (and other Fund expenses), the use of leverage will diminish the investment performance of the common shares compared with what it would have been without leverage.

The fees received by Reaves and certain other service providers are based on the total assets of the Fund, including assets represented by leverage. During periods in which the Fund is using leverage, the fees paid to Reaves for investment advisory services (and separately, to Paralel for administrative services will be higher than if the Fund did not use leverage because the fees paid will be calculated on the basis of the Fund’s total assets, including proceeds from borrowings and the issuance of any preferred shares. Therefore, Reaves may have a financial incentive to use leverage, which creates a conflict of interest between Reaves and common shareholders. Reaves will seek to manage this conflict of interest by utilizing leverage only when they determine such action is in the best interests of the Fund. The Board of Trustees of the Fund (the “Board”) reviews the Fund’s leverage on a periodic basis, and the Fund’s use of leverage may be increased or decreased subject to the Board’s oversight and applicable law.

Under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder (the “1940 Act”), the Fund is not permitted to issue preferred shares unless immediately after such issuance the total asset value of the Fund’s portfolio is at least 200% of the liquidation value of the outstanding preferred shares (i.e., such liquidation value may not exceed 50% of the Fund’s total assets). In addition, the Fund is not permitted to declare any cash dividend or other distribution on its common shares unless, at the time of such declaration, the NAV of the Fund’s portfolio (determined after deducting the amount of such dividend or other distribution) is at least 200% of such liquidation value.

To qualify for federal income taxation as a “regulated investment company,” the Fund must satisfy certain requirements relating to sources of its income and diversification of its assets, and must distribute in each taxable year at least 90% of its net investment income (including net interest income and net short-term gain). The Fund also will be required to distribute annually substantially all of its income and capital gain, if any, to avoid imposition of a nondeductible 4% federal excise tax.

The Fund’s willingness to issue new securities for investment purposes, and the amount the Fund will issue, depends on many factors, the most important of which are market conditions and interest rates.

There is no assurance that a leveraging strategy will be successful during any period in which it is employed.

The Fund may increase the amount of leverage following the completion of an offering, subject to applicable law.

Risk Factors [Table Text Block]

Risk Factors

Investing in any investment company security involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment. Investors should consider the following risk factors and special considerations associated with investing in the Fund’s common shares:

Risks Associated with Offerings of Additional Common Shares. The voting power of current shareholders will be diluted to the extent that current shareholders do not purchase shares in any future offerings of shares or do not purchase sufficient shares to maintain their percentage interest. If the Fund is unable to invest the proceeds of such offering as intended, the Fund’s per common share distribution may decrease and the Fund may not participate in market advances to the same extent as if such proceeds were fully invested as planned. If the Fund sells common shares at a price below NAV pursuant to the consent of shareholders, shareholders will experience a dilution of the aggregate NAV per common share because the sale price will be less than the Fund’s then-current NAV per common share. Similarly, were the expenses of the offering to exceed the amount by which the sale price exceeded the Fund’s then current NAV per common share, shareholders would experience a dilution of the aggregate NAV per common share. This dilution will be experienced by all shareholders, irrespective of whether they purchase common shares in any such offering.

Additional Risks of Rights. There are additional risks associated with an offering of subscription rights to purchase common shares (“Rights”). Shareholders who do not exercise their Rights may, at the completion of such an offering, own a smaller proportional interest in the Fund than if they exercised their Rights. As a result of such an offering, a shareholder may experience dilution in NAV per share if the subscription price per share is below the NAV per share on the expiration date. If the subscription price per share is below the NAV per share of the Fund’s common shares on the expiration date, a shareholder will experience an immediate dilution of the aggregate NAV of such shareholder’s common shares if the shareholder does not participate in such an offering and the shareholder will experience a reduction in the NAV per share of such shareholder’s common shares whether or not the shareholder participates in such an offering. Such a reduction in NAV per share may have the effect of reducing market price of the common shares. The Fund cannot state precisely the extent of this dilution (if any) if the shareholder does not exercise such shareholder’s Rights because the Fund does not know what the NAV per share will be when the offer expires or what proportion of the Rights will be exercised. If the subscription price is substantially less than the then current NAV per common share at the expiration of a rights offering, such dilution could be substantial. Any such dilution or accretion will depend upon whether (i) such shareholders participate in the rights offering and (ii) the Fund’s NAV per common share is above or below the subscription price on the expiration date of the rights offering. In addition to the economic dilution described above, if a Common Shareholder does not exercise all of their rights, the Common Shareholder will incur voting dilution as a result of this rights offering. This voting dilution will occur because the Common Shareholder will own a smaller proportionate interest in the Fund after the rights offering than prior to the rights offering. There is a risk that changes in market conditions may result in the underlying common shares purchasable upon exercise of the subscription rights being less attractive to investors at the conclusion of the subscription period. This may reduce or eliminate the value of the subscription rights. If investors exercise only a portion of the rights, the number of common shares issued may be reduced, and the common shares may trade at less favorable prices than larger offerings for similar securities. Subscription rights issued by the Fund may be transferable or non-transferable rights. In a non-transferable rights offering, Common Shareholders who do not wish to exercise their rights will be unable to sell their rights. In a transferrable rights offering, the Fund will use its best efforts to ensure an adequate trading market for the rights; however, investors may find that there is no market to sell rights they do not wish to exercise.

Investment and Market Risk. An investment in common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in common shares represents an indirect investment in the securities owned by the Fund, which are generally traded on a securities exchange or in the over-the-counter markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The Fund anticipates using leverage, which will magnify the Fund’s investment, market and certain other risks. The common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Issuer Risk. The value of common and preferred stocks may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Income Risk. The income that common shareholders receive from the Fund is based primarily on the dividends and interest it earns from its investments, which can vary widely over the short and long- term. If prevailing market interest rates drop, distribution rates of the Fund’s holdings and common shareholder’s income from the Fund could drop as well. The Fund’s income also would likely be affected adversely if prevailing short-term interest rates increase and the Fund is utilizing leverage.

Leverage Risk. Described in the “Leverage” and “Effects of Leverage” sections above.

Tax Risk. The Fund’s investment program and the tax treatment of Fund distributions may be affected by Internal Revenue Service (“IRS”) interpretations of the Internal Revenue Code of 1986, as amended (the “Code”), future changes in tax laws and regulations. There can be no assurance that any portion of the Fund’s income distributions will not be fully taxable as ordinary income. The Fund’s ability to pursue its investment objective, the value of the Fund’s investments and the Fund’s NAV may be adversely affected by changes in tax rates and policies. Because the Fund’s investment objective is to provide a high level of after-tax yield and total return consisting primarily of dividend and interest income and capital appreciation, the Fund’s ability to invest, and the attractiveness of investing in, equity securities that pay qualified dividend income in relation to other investment alternatives will be affected by changes in federal income tax laws and regulations, including changes in the qualified dividend income provisions. Any proposed or actual changes in such rates, therefore, can significantly and adversely affect the after-tax returns of the Fund’s investments in equity securities. Any such changes also could significantly and adversely affect the Fund’s NAV, as well as the Fund’s ability to acquire and dispose of equity securities at desirable returns and price levels and the Fund’s ability to pursue its investment objective. The Fund cannot assure you as to the portion, if any, of the Fund’s dividends that will be qualified dividend income. Further, in order to avoid corporate income tax at the level of the Fund, it must qualify each year as a regulated investment company under the Code.

Sector/Industry Risk. The “Utility Industry” generally includes companies involved in providing products, services or equipment for (i) the generation or distribution of electricity, gas or water, (ii) telecommunications activities or (iii) infrastructure operations, such as airports, toll roads and municipal services. The Fund invests a significant portion of its total assets in securities of utility companies, which may include companies in the electric, gas, water, telecommunications sectors, as well as other companies engaged in other infrastructure operations. This may make the Fund more susceptible to adverse economic, political or regulatory occurrences affecting those sectors. As concentration of the Fund’s investments in a sector increases, so does the potential for fluctuation in the NAV of common shares.

Risks that are intrinsic to utility companies include difficulty in obtaining an adequate return on invested capital, difficulty in financing large construction programs during an inflationary period, restrictions on operations and increased cost and delays attributable to environmental considerations and regulation, difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets, technological innovations that may render existing plants, equipment or products obsolete, the potential impact of natural or man-made disasters, increased costs and reduced availability of certain types of fuel, occasional reduced availability and high costs of natural gas and other fuels, the effects of energy conservation, the effects of a national energy policy and lengthy delays and greatly increased costs and other problems associated with the design, construction, licensing, regulation and operation of nuclear facilities for electric generation, including, among other considerations, the problems associated with the use of radioactive materials, the disposal of radioactive wastes, shutdown of facilities or release of radiation resulting from catastrophic events, disallowance of costs by regulators which may reduce profitability, and changes in market structure that increase competition.

In many regions, including the United States, the Utility Industry is experiencing increasing competitive pressures, primarily in wholesale markets, as a result of consumer demand, technological advances, greater availability of natural gas with respect to electric utility companies and other factors. For example, the Federal Energy Regulatory Commission (the “FERC”) has implemented regulatory changes to increase access to the nationwide transmission grid by utility and non-utility purchasers and sellers of electricity. A number of countries, including the United States, are considering or have implemented methods to introduce and promote retail competition. Changes in regulation may result in consolidation among domestic utilities and the disaggregation of many vertically integrated utilities into separate generation, transmission and distribution businesses. As a result, additional significant competitors could become active in certain parts of the Utility Industry.

Due to the high costs of developing, constructing, operating and distributing assets and facilities many utility companies are highly leveraged. As such, movements in the level of interest rates may affect the returns from these assets.

Concentration Risk. The Fund’s investments will be concentrated in the Utility industry. The focus of the Fund’s portfolio on this sector may present more risks than if the Fund’s portfolio were broadly spread over numerous sectors of the economy. A downturn in this sector (or any sub-sectors within it) would have a larger impact on the Fund than on an investment company that does not concentrate solely in this specific sector (or in specific sub-sectors). At times, the performance of companies in the Utility industry (or a specific sub-sector) may lag the performance of other sectors or the broader market as a whole.

Common Stock Risk. The Fund will have substantial exposure to common stocks. Although common stocks have historically generated higher average returns than fixed-income securities over the long-term, common stocks also have experienced significantly more volatility in returns. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the Fund. Also, the price of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks to which the Fund has exposure. Common stock prices fluctuate for many reasons, including actual or perceived changes in the financial condition or performance of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuer occur. Common stock is subordinated to preferred stock and debt in a company’s capital structure with respect to priority in the right to a share of corporate income, and therefore will be subject to greater dividend risk than preferred stock or debt instruments. In addition, common stock prices may be sensitive to rising interest rates, as the costs of capital rise and borrowing costs increase.

Foreign Securities Risk. Investments in securities of non-U.S. issuers will be subject to risks not usually associated with owning securities of U.S. issuers. These risks can include fluctuations in foreign currencies, foreign currency exchange controls, social, political and economic instability, differences in securities regulation and trading, expropriation or nationalization of assets, and foreign taxation issues. Additionally, issuers of non-U.S. securities are usually not subject to the same degree of regulation as U.S. issuers. Financial reporting, legal, corporate governance, accounting and auditing standards of foreign (non-U.S.) countries differ, in some cases significantly, from U.S. standards. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of the Fund’s securities. The imposition of sanctions and other similar measures could impact the Fund’s portfolio holdings by, among other things, reducing their value and/or liquidity or causing a downgrade in credit ratings. In addition, these measures could result in currency devaluation or volatility, increased market volatility, and/ or economic disruptions in the sanctioned country or throughout the world. It may also be more difficult to obtain and enforce a judgment against a non-U.S. issuer. Foreign investments made by the Fund must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments. The risks of foreign investing may be magnified for investments in issuers located in emerging market countries.

To the extent the Fund invests in depositary receipts, the Fund will be subject to many of the same risks as when investing directly in non-U.S. securities. The holder of an unsponsored depositary receipt may have limited voting rights and may not receive as much information about the issuer of the underlying securities as would the holder of a sponsored depositary receipt.

Foreign Currency Risk. Investments in securities that trade in and receive revenues in foreign currencies are subject to the risk that those currencies will fluctuate in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the Fund and denominated in those currencies. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, any amounts not recovered will reduce the income received by the Fund, and may reduce distributions to common shareholders. These risks are generally heightened for investments in emerging market countries.

Small and Mid-Cap Stock Risk. The Fund may invest in companies of any market capitalization. The Fund considers small companies to be those with a market capitalization up to $2 billion and medium-sized companies to be those with a market capitalization between $2 billion and $10 billion. Smaller and medium-sized company stocks may be more volatile than, and perform differently from, larger company stocks. There may be less trading in the stock of a smaller or medium-sized company, which means that buy and sell transactions in that stock could have a larger impact on the stock’s price than is the case with larger company stocks. Smaller and medium-sized companies may have fewer business lines; changes in any one line of business, therefore, may have a greater impact on a smaller or medium-sized company’s stock price than is the case for a larger company. As a result, the purchase or sale of more than a limited number of shares of a small or medium-sized company may affect its market price. The Fund may need a considerable amount of time to purchase or sell its positions in these securities. In addition, smaller or medium-sized company stocks may not be well known to the investing public and may be held primarily by insiders or institutional investors.

Non-Investment Grade Securities Risk. Investments in securities of below investment grade quality, if any, are predominantly speculative because of the credit risk of their issuers. While offering a greater potential opportunity for capital appreciation and higher yields, preferred stocks and bonds of below investment grade quality (also known as “junk bonds”) entail greater potential price volatility and risk of loss, particularly under adverse market or economic conditions, and may be less liquid than higher-rated securities. Issuers of below investment grade quality preferred stocks and bonds are more likely to default on their payments of dividends/interest and liquidation value/principal owed to the Fund, and such defaults will reduce the Fund’s NAV and income distributions.

Interest Rate Risk. Interest rate risk is the risk that preferred stocks paying fixed dividend rates and fixed-rate debt securities will fluctuate in value because of changes (or the anticipation of such changes) in market interest rates. When interest rates rise the market value of such securities generally will fall. An investment by the Fund in preferred stocks or fixed-rate debt securities means that the NAV and price of the common shares may decline if market interest rates rise. In typical interest rate environments, the prices of longer term debt securities generally fluctuate more than the prices of shorter-term debt securities as interest rates change. During periods of declining interest rates, an issuer of preferred stock or fixed-rate debt securities may exercise its option to redeem securities prior to maturity, forcing the Fund to reinvest in lower yielding securities. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected payments. This may lock in a below market yield, increase the security’s duration, and reduce the value of the security. The value of the Fund’s common stock investments may also be influenced by changes in interest rates, which can be sudden, significant and frequent.

Credit Risk. Credit risk is the risk that an issuer of a preferred or debt security will become unable or unwilling to meet its obligation to make dividend, interest and principal payments. In general, lower rated preferred or debt securities carry a greater degree of credit risk. If rating agencies lower their ratings of preferred or debt securities in the Fund’s portfolio, the value of those obligations could decline. In addition, the underlying revenue source for a preferred or debt security may be insufficient to pay dividends, interest or principal in a timely manner. The risk is heightened in market environments where interest rates are changing, notably when rates are rising or when refinancing obligations become more challenging.

Derivatives Risk. Although it may use other derivative instruments from time to time as described in the Fund’s Statement of Additional Information, the Fund’s derivatives usage to date has generally been limited to interest rate swaps and equity options, including writing covered calls, the purchase of calls and the sale of puts. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. The Fund may also, from time to time, choose to use interest rate swaps (or options thereon). Derivatives transactions of the types described above subject the Fund to increased risk of principal loss due to imperfect correlation or unexpected price or interest rate movements. The Fund’s use of derivative instruments involves investments risks and transactions costs to which the Fund would not be subject absent the use of these instruments and, accordingly, may result in losses greater than if they had not been used. The Fund also will be subject to credit risk with respect to the counterparties to the over-the-counter derivatives contracts purchased by the Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. As a general matter, dividends received on hedged stock positions are characterized as ordinary income and are not eligible for favorable tax treatment. In addition, use of derivatives may give rise to short-term capital gains and other income that would not qualify for payments by the Fund of tax-advantaged dividends.

Preferred Stock Risk. The Fund may have exposure to preferred stocks. In addition to credit risk, investments in preferred stocks involve certain other risks. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “noncumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks). If the Fund owns a preferred stock that is deferring its distributions, the Fund may be required to report income for tax purposes while it is not receiving income on this position. Preferred stocks often contain provisions that allow for redemption in the event of certain tax or legal changes or at the issuers’ call. In the event of redemption, the Fund may not be able to reinvest the proceeds at comparable rates of return. Preferred stocks typically do not provide any voting rights, except in cases when dividends are in arrears beyond a certain time period, which varies by issue. Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments. Preferred stocks may be significantly less liquid than many other securities, such as U.S. government securities, corporate debt or common stock.

Debt Securities Risk. In addition to interest rate risk and credit risk, investments in debt securities carry certain risks including: redemption risk (debt securities sometimes contain provisions that allow for redemption in the event of tax or security law changes in addition to call features at the option of the issuer. In the event of a redemption, the Fund may not be able to reinvest the proceeds at comparable rates of return); limited voting rights (debt securities typically do not provide any voting rights, except in cases when interest payments have not been made and the issuer is in default; and liquidity (certain debt securities may be substantially less liquid than many other securities, such as U.S. government securities or common stocks).

Inflation Risk. Inflation risk is the risk that the purchasing power of assets or income from investment will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the common shares and distributions thereon can decline.

Private Securities Risk. The Fund may invest in privately issued securities of both public and private companies. Private securities have additional risk considerations than investments in comparable public investments. Whenever the Fund invests in companies that do not publicly report financial and other material information, it assumes a greater degree of investment risk and reliance upon the Adviser’s ability to obtain and evaluate applicable information concerning such companies’ creditworthiness and other investment considerations. Certain private securities may be illiquid. Because there is often no readily available trading market for private securities, the Fund may not be able to readily dispose of such investments at prices that approximate those at which the Fund could sell them if they were more widely traded. Private securities are also more difficult to value. Valuation may require more research, and elements of judgment may play a greater role in the valuation of Private securities as compared to public securities because there is less reliable objective data available. Private securities that are debt securities generally are of below-investment grade quality, frequently are unrated and present many of the same risks as investing in below- investment grade public debt securities. Investing in private debt instruments is a highly specialized investment practice that depends more heavily on independent credit analysis than investments in other types of obligations.

Illiquid Securities Risk. The Fund may invest in securities for which there is no readily available trading market or which are otherwise illiquid. The Fund may not be able readily to dispose of such securities at prices that approximate those at which the Fund could sell such securities if they were more widely traded and, as a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. In addition, the limited liquidity could affect the market price of the securities, thereby adversely affecting the Fund’s NAV.

Market Price of Common Shares. The shares of closed-end management investment companies often trade at a discount from their NAV, and the Fund’s common shares may likewise trade at a discount from NAV. The trading price of the Fund’s common shares may be less than the public offering price. The returns earned by common shareholders who sell their common shares below NAV will be reduced. As of October 31, 2025, the Fund’s common shares are trading at a discount to NAV.

Management Risk. The Fund is subject to management risk because it has an actively managed portfolio. Reaves and the individual portfolio managers apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Market Disruption and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These movements, sometimes called volatility, may be greater or less depending on the types of securities the Fund owns and the markets in which the securities trade. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, supply chain disruptions, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as the war in Ukraine, terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund’s portfolio, as well as its ability to sell securities to meet redemptions. There is a risk that you may lose money by investing in the Fund.

Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, actual or threatened war or armed conflicts, conflicts and social unrest, diplomatic developments or the imposition of sanctions and other similar measures, including the imposition of tariffs, levels of public debt and deficits, may occur and could significantly impact issuers, industries, governments and other systems, including the financial markets. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. These types of events quickly and significantly impact markets in the U.S. and across the globe leading to extreme market volatility and disruption. The extent and nature of the impact on supply chains or economies and markets from these events is unknown. These events could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the economies and financial markets and the Adviser’s investment advisory activities and services of other service providers, which in turn could adversely affect the Fund’s investments and other operations. The value of the Fund’s investments may decrease as a result of such events, particularly if these events adversely impact the operations and effectiveness of the Adviser or key service providers or if these events disrupt systems and processes necessary or beneficial to the investment advisory or other activities on behalf the Fund.

Legislation, Policy and Regulatory Risk. At any time after the date of this report, legislation or additional regulations may be enacted that could negatively affect the assets of the Fund or the issuers of such assets. Changes in the U.S. political landscape and changing approaches to regulation may have a negative impact on the entities and/or securities in which the Fund invests. Legislation or regulation may also change the way in which the Fund itself is regulated. New or amended regulations may be imposed by the Commodity Futures Trading Commission (“CFTC”), the SEC, the Board of Governors of the Federal Reserve System (the “Federal Reserve”) or other financial regulators, other governmental regulatory authorities or self-regulatory organizations that supervise the financial markets that could adversely affect the Fund. In particular, these agencies are empowered to promulgate a variety of new rules pursuant to financial reform legislation in the United States. There can be no assurance that future legislation, regulation or deregulation will not have a material adverse effect on the Fund or will not impair the ability of the Fund to achieve its investment objective. The Fund also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by these governmental agencies.

Effects of Leverage [Text Block]

Effects of Leverage

The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effect of leverage on total return on common shares, assuming investment portfolio total returns (comprised of income, net expenses and changes in the value of investments held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of what the Fund’s investment portfolio returns will be. In other words, the Fund’s actual returns may be greater or less than those appearing in the table below. The table further reflects the use of leverage as of October 31, 2025, representing approximately 19.88% of the Fund’s Total Assets and the Fund’s assumed annual leverage interest and fee rate of 5.01%.

Assumed Portfolio Return (Net of Expenses)	-10.00%	-5.00%	0.00%	5.00%	10.00%
Corresponding Common Share Total Return	-13.82%	-7.67%	-1.53%	4.61%	10.75%

Total return is composed of two elements—the dividends on common shares paid by the Fund (the amount of which is largely determined by the Fund’s net investment income after paying the cost of leverage) and realized and unrealized gains or losses on the value of the securities the Fund owns. As the table shows, leverage generally increases the return to common shareholders when portfolio return is positive or greater than the costs of leverage and decreases return when the portfolio return is negative or less than the costs of leverage.

During the time in which the Fund is using leverage, the amount of the fees paid to the Adviser for investment management services is higher than if the Fund did not use leverage because the fees paid are calculated based on the Fund’s Total Assets. This may create a conflict of interest between the Adviser, on the one hand, and common shareholders, on the other. Also, because the leverage costs are borne by the Fund at a specified interest rate, only the Fund’s common shareholders bear the cost of the Fund’s management fees and other expenses. There can be no assurance that a leveraging strategy will be successful during any period in which it is employed.

Effects of Leverage [Table Text Block]
Assumed Portfolio Return (Net of Expenses)	-10.00%	-5.00%	0.00%	5.00%	10.00%
Corresponding Common Share Total Return	-13.82%	-7.67%	-1.53%	4.61%	10.75%

Return at Minus Ten [Percent]															(13.82%)
Return at Minus Five [Percent]															(7.67%)
Return at Zero [Percent]															(1.53%)
Return at Plus Five [Percent]															4.61%
Return at Plus Ten [Percent]															10.75%
Effects of Leverage, Purpose [Text Block]

The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effect of leverage on total return on common shares, assuming investment portfolio total returns (comprised of income, net expenses and changes in the value of investments held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of what the Fund’s investment portfolio returns will be. In other words, the Fund’s actual returns may be greater or less than those appearing in the table below. The table further reflects the use of leverage as of October 31, 2025, representing approximately 19.88% of the Fund’s Total Assets and the Fund’s assumed annual leverage interest and fee rate of 5.01%.

Share Price [Table Text Block]

Market and Net Asset Value Information

The common shares are listed on the NYSE American under the symbol “UTG” and began trading on the NYSE American on February 24, 2004. Shares of closed-end investment companies often trade on an exchange at prices lower than NAV. The Fund’s common shares have traded in the market at both premiums to and discounts from NAV. The following table shows, for each fiscal quarter since the quarter ended January 31, 2023; (i) high and low NAVs per common share, (ii) the high and low sale prices per common share, as reported in the consolidated transaction reporting system, and (iii) the percentage by which the common shares traded at a premium over, or discount from, the high and low NAVs per common share. The Fund’s NAV per common share is determined on a daily basis.

		Market Price		Net Asset Value at		Market Premium (Discount) to Net Asset Value at
Quarter Ended		Low	High	Market Low	Market High	Market Low	Market High
2025	October 31	$36.85	$41.94	$36.72	$41.43	(0.83)%	1.23%
	July 31	$32.78	$38.54	$32.83	$38.37	(0.15)%	0.44%
	April 30	$27.55	$34.40	$29.08	$34.37	(6.00)%	1.15%
	January 31	$30.75	$35.29	$31.29	$35.47	(3.48)%	(0.51)%
2024	October 31	$27.95	$33.17	$27.53	$33.34	1.53%	0.33%
	July 31	$26.11	$28.75	$26.26	$27.97	(0.57)%	2.79%
	April 30	$25.26	$27.10	$25.14	$26.62	0.48%	1.80%
	January 31	$24.47	$27.88	$24.87	$27.54	(1.61)%	1.23%
2023	October 31	$23.24	$28.18	$23.38	$27.57	(1.11)%	2.21%
	July 31	$26.57	$29.07	$26.42	$28.91	0.53%	0.55%
	April 30	$26.32	$30.32	$26.41	$29.96	(3.02)%	1.20%
	January 31	$27.02	$30.71	$27.45	$30.44	(0.02)%	0.01%

As of October 31, 2025, the last reported closing sale price for the Fund’s Common Shares was $38.22 per share and the reported NAV on that date for the Fund’s Common Shares was $38.85, representing a discount to NAV of (1.62)%. Market prices on that same date ranged from $38.50 to a low of $38.05, representing a discount to NAV of (0.90)% and a discount to NAV of (2.06)%, respectively.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Document Period End Date															Oct. 31, 2025
Risks Associated with Offerings of Additional Common Shares [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Associated with Offerings of Additional Common Shares. The voting power of current shareholders will be diluted to the extent that current shareholders do not purchase shares in any future offerings of shares or do not purchase sufficient shares to maintain their percentage interest. If the Fund is unable to invest the proceeds of such offering as intended, the Fund’s per common share distribution may decrease and the Fund may not participate in market advances to the same extent as if such proceeds were fully invested as planned. If the Fund sells common shares at a price below NAV pursuant to the consent of shareholders, shareholders will experience a dilution of the aggregate NAV per common share because the sale price will be less than the Fund’s then-current NAV per common share. Similarly, were the expenses of the offering to exceed the amount by which the sale price exceeded the Fund’s then current NAV per common share, shareholders would experience a dilution of the aggregate NAV per common share. This dilution will be experienced by all shareholders, irrespective of whether they purchase common shares in any such offering.

Additional Risks of Rights [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Additional Risks of Rights. There are additional risks associated with an offering of subscription rights to purchase common shares (“Rights”). Shareholders who do not exercise their Rights may, at the completion of such an offering, own a smaller proportional interest in the Fund than if they exercised their Rights. As a result of such an offering, a shareholder may experience dilution in NAV per share if the subscription price per share is below the NAV per share on the expiration date. If the subscription price per share is below the NAV per share of the Fund’s common shares on the expiration date, a shareholder will experience an immediate dilution of the aggregate NAV of such shareholder’s common shares if the shareholder does not participate in such an offering and the shareholder will experience a reduction in the NAV per share of such shareholder’s common shares whether or not the shareholder participates in such an offering. Such a reduction in NAV per share may have the effect of reducing market price of the common shares. The Fund cannot state precisely the extent of this dilution (if any) if the shareholder does not exercise such shareholder’s Rights because the Fund does not know what the NAV per share will be when the offer expires or what proportion of the Rights will be exercised. If the subscription price is substantially less than the then current NAV per common share at the expiration of a rights offering, such dilution could be substantial. Any such dilution or accretion will depend upon whether (i) such shareholders participate in the rights offering and (ii) the Fund’s NAV per common share is above or below the subscription price on the expiration date of the rights offering. In addition to the economic dilution described above, if a Common Shareholder does not exercise all of their rights, the Common Shareholder will incur voting dilution as a result of this rights offering. This voting dilution will occur because the Common Shareholder will own a smaller proportionate interest in the Fund after the rights offering than prior to the rights offering. There is a risk that changes in market conditions may result in the underlying common shares purchasable upon exercise of the subscription rights being less attractive to investors at the conclusion of the subscription period. This may reduce or eliminate the value of the subscription rights. If investors exercise only a portion of the rights, the number of common shares issued may be reduced, and the common shares may trade at less favorable prices than larger offerings for similar securities. Subscription rights issued by the Fund may be transferable or non-transferable rights. In a non-transferable rights offering, Common Shareholders who do not wish to exercise their rights will be unable to sell their rights. In a transferrable rights offering, the Fund will use its best efforts to ensure an adequate trading market for the rights; however, investors may find that there is no market to sell rights they do not wish to exercise.

Investment and Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment and Market Risk. An investment in common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in common shares represents an indirect investment in the securities owned by the Fund, which are generally traded on a securities exchange or in the over-the-counter markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The Fund anticipates using leverage, which will magnify the Fund’s investment, market and certain other risks. The common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Issuer Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Issuer Risk. The value of common and preferred stocks may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Income Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Income Risk. The income that common shareholders receive from the Fund is based primarily on the dividends and interest it earns from its investments, which can vary widely over the short and long- term. If prevailing market interest rates drop, distribution rates of the Fund’s holdings and common shareholder’s income from the Fund could drop as well. The Fund’s income also would likely be affected adversely if prevailing short-term interest rates increase and the Fund is utilizing leverage.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]															Leverage Risk. Described in the “Leverage” and “Effects of Leverage” sections above.
Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Tax Risk. The Fund’s investment program and the tax treatment of Fund distributions may be affected by Internal Revenue Service (“IRS”) interpretations of the Internal Revenue Code of 1986, as amended (the “Code”), future changes in tax laws and regulations. There can be no assurance that any portion of the Fund’s income distributions will not be fully taxable as ordinary income. The Fund’s ability to pursue its investment objective, the value of the Fund’s investments and the Fund’s NAV may be adversely affected by changes in tax rates and policies. Because the Fund’s investment objective is to provide a high level of after-tax yield and total return consisting primarily of dividend and interest income and capital appreciation, the Fund’s ability to invest, and the attractiveness of investing in, equity securities that pay qualified dividend income in relation to other investment alternatives will be affected by changes in federal income tax laws and regulations, including changes in the qualified dividend income provisions. Any proposed or actual changes in such rates, therefore, can significantly and adversely affect the after-tax returns of the Fund’s investments in equity securities. Any such changes also could significantly and adversely affect the Fund’s NAV, as well as the Fund’s ability to acquire and dispose of equity securities at desirable returns and price levels and the Fund’s ability to pursue its investment objective. The Fund cannot assure you as to the portion, if any, of the Fund’s dividends that will be qualified dividend income. Further, in order to avoid corporate income tax at the level of the Fund, it must qualify each year as a regulated investment company under the Code.

Sector/Industry Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Sector/Industry Risk. The “Utility Industry” generally includes companies involved in providing products, services or equipment for (i) the generation or distribution of electricity, gas or water, (ii) telecommunications activities or (iii) infrastructure operations, such as airports, toll roads and municipal services. The Fund invests a significant portion of its total assets in securities of utility companies, which may include companies in the electric, gas, water, telecommunications sectors, as well as other companies engaged in other infrastructure operations. This may make the Fund more susceptible to adverse economic, political or regulatory occurrences affecting those sectors. As concentration of the Fund’s investments in a sector increases, so does the potential for fluctuation in the NAV of common shares.

Risks that are intrinsic to utility companies include difficulty in obtaining an adequate return on invested capital, difficulty in financing large construction programs during an inflationary period, restrictions on operations and increased cost and delays attributable to environmental considerations and regulation, difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets, technological innovations that may render existing plants, equipment or products obsolete, the potential impact of natural or man-made disasters, increased costs and reduced availability of certain types of fuel, occasional reduced availability and high costs of natural gas and other fuels, the effects of energy conservation, the effects of a national energy policy and lengthy delays and greatly increased costs and other problems associated with the design, construction, licensing, regulation and operation of nuclear facilities for electric generation, including, among other considerations, the problems associated with the use of radioactive materials, the disposal of radioactive wastes, shutdown of facilities or release of radiation resulting from catastrophic events, disallowance of costs by regulators which may reduce profitability, and changes in market structure that increase competition.

In many regions, including the United States, the Utility Industry is experiencing increasing competitive pressures, primarily in wholesale markets, as a result of consumer demand, technological advances, greater availability of natural gas with respect to electric utility companies and other factors. For example, the Federal Energy Regulatory Commission (the “FERC”) has implemented regulatory changes to increase access to the nationwide transmission grid by utility and non-utility purchasers and sellers of electricity. A number of countries, including the United States, are considering or have implemented methods to introduce and promote retail competition. Changes in regulation may result in consolidation among domestic utilities and the disaggregation of many vertically integrated utilities into separate generation, transmission and distribution businesses. As a result, additional significant competitors could become active in certain parts of the Utility Industry.

Due to the high costs of developing, constructing, operating and distributing assets and facilities many utility companies are highly leveraged. As such, movements in the level of interest rates may affect the returns from these assets.

Concentration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Concentration Risk. The Fund’s investments will be concentrated in the Utility industry. The focus of the Fund’s portfolio on this sector may present more risks than if the Fund’s portfolio were broadly spread over numerous sectors of the economy. A downturn in this sector (or any sub-sectors within it) would have a larger impact on the Fund than on an investment company that does not concentrate solely in this specific sector (or in specific sub-sectors). At times, the performance of companies in the Utility industry (or a specific sub-sector) may lag the performance of other sectors or the broader market as a whole.

Common Stock Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Common Stock Risk. The Fund will have substantial exposure to common stocks. Although common stocks have historically generated higher average returns than fixed-income securities over the long-term, common stocks also have experienced significantly more volatility in returns. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the Fund. Also, the price of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks to which the Fund has exposure. Common stock prices fluctuate for many reasons, including actual or perceived changes in the financial condition or performance of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuer occur. Common stock is subordinated to preferred stock and debt in a company’s capital structure with respect to priority in the right to a share of corporate income, and therefore will be subject to greater dividend risk than preferred stock or debt instruments. In addition, common stock prices may be sensitive to rising interest rates, as the costs of capital rise and borrowing costs increase.

Foreign Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign Securities Risk. Investments in securities of non-U.S. issuers will be subject to risks not usually associated with owning securities of U.S. issuers. These risks can include fluctuations in foreign currencies, foreign currency exchange controls, social, political and economic instability, differences in securities regulation and trading, expropriation or nationalization of assets, and foreign taxation issues. Additionally, issuers of non-U.S. securities are usually not subject to the same degree of regulation as U.S. issuers. Financial reporting, legal, corporate governance, accounting and auditing standards of foreign (non-U.S.) countries differ, in some cases significantly, from U.S. standards. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of the Fund’s securities. The imposition of sanctions and other similar measures could impact the Fund’s portfolio holdings by, among other things, reducing their value and/or liquidity or causing a downgrade in credit ratings. In addition, these measures could result in currency devaluation or volatility, increased market volatility, and/ or economic disruptions in the sanctioned country or throughout the world. It may also be more difficult to obtain and enforce a judgment against a non-U.S. issuer. Foreign investments made by the Fund must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments. The risks of foreign investing may be magnified for investments in issuers located in emerging market countries.

To the extent the Fund invests in depositary receipts, the Fund will be subject to many of the same risks as when investing directly in non-U.S. securities. The holder of an unsponsored depositary receipt may have limited voting rights and may not receive as much information about the issuer of the underlying securities as would the holder of a sponsored depositary receipt.

Foreign Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign Currency Risk. Investments in securities that trade in and receive revenues in foreign currencies are subject to the risk that those currencies will fluctuate in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the Fund and denominated in those currencies. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, any amounts not recovered will reduce the income received by the Fund, and may reduce distributions to common shareholders. These risks are generally heightened for investments in emerging market countries.

Small and Mid-Cap Stock Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Small and Mid-Cap Stock Risk. The Fund may invest in companies of any market capitalization. The Fund considers small companies to be those with a market capitalization up to $2 billion and medium-sized companies to be those with a market capitalization between $2 billion and $10 billion. Smaller and medium-sized company stocks may be more volatile than, and perform differently from, larger company stocks. There may be less trading in the stock of a smaller or medium-sized company, which means that buy and sell transactions in that stock could have a larger impact on the stock’s price than is the case with larger company stocks. Smaller and medium-sized companies may have fewer business lines; changes in any one line of business, therefore, may have a greater impact on a smaller or medium-sized company’s stock price than is the case for a larger company. As a result, the purchase or sale of more than a limited number of shares of a small or medium-sized company may affect its market price. The Fund may need a considerable amount of time to purchase or sell its positions in these securities. In addition, smaller or medium-sized company stocks may not be well known to the investing public and may be held primarily by insiders or institutional investors.

Non-Investment Grade Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Investment Grade Securities Risk. Investments in securities of below investment grade quality, if any, are predominantly speculative because of the credit risk of their issuers. While offering a greater potential opportunity for capital appreciation and higher yields, preferred stocks and bonds of below investment grade quality (also known as “junk bonds”) entail greater potential price volatility and risk of loss, particularly under adverse market or economic conditions, and may be less liquid than higher-rated securities. Issuers of below investment grade quality preferred stocks and bonds are more likely to default on their payments of dividends/interest and liquidation value/principal owed to the Fund, and such defaults will reduce the Fund’s NAV and income distributions.

Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Credit Risk. Credit risk is the risk that an issuer of a preferred or debt security will become unable or unwilling to meet its obligation to make dividend, interest and principal payments. In general, lower rated preferred or debt securities carry a greater degree of credit risk. If rating agencies lower their ratings of preferred or debt securities in the Fund’s portfolio, the value of those obligations could decline. In addition, the underlying revenue source for a preferred or debt security may be insufficient to pay dividends, interest or principal in a timely manner. The risk is heightened in market environments where interest rates are changing, notably when rates are rising or when refinancing obligations become more challenging.

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Derivatives Risk. Although it may use other derivative instruments from time to time as described in the Fund’s Statement of Additional Information, the Fund’s derivatives usage to date has generally been limited to interest rate swaps and equity options, including writing covered calls, the purchase of calls and the sale of puts. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. The Fund may also, from time to time, choose to use interest rate swaps (or options thereon). Derivatives transactions of the types described above subject the Fund to increased risk of principal loss due to imperfect correlation or unexpected price or interest rate movements. The Fund’s use of derivative instruments involves investments risks and transactions costs to which the Fund would not be subject absent the use of these instruments and, accordingly, may result in losses greater than if they had not been used. The Fund also will be subject to credit risk with respect to the counterparties to the over-the-counter derivatives contracts purchased by the Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. As a general matter, dividends received on hedged stock positions are characterized as ordinary income and are not eligible for favorable tax treatment. In addition, use of derivatives may give rise to short-term capital gains and other income that would not qualify for payments by the Fund of tax-advantaged dividends.

Preferred Stock Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Preferred Stock Risk. The Fund may have exposure to preferred stocks. In addition to credit risk, investments in preferred stocks involve certain other risks. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “noncumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks). If the Fund owns a preferred stock that is deferring its distributions, the Fund may be required to report income for tax purposes while it is not receiving income on this position. Preferred stocks often contain provisions that allow for redemption in the event of certain tax or legal changes or at the issuers’ call. In the event of redemption, the Fund may not be able to reinvest the proceeds at comparable rates of return. Preferred stocks typically do not provide any voting rights, except in cases when dividends are in arrears beyond a certain time period, which varies by issue. Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments. Preferred stocks may be significantly less liquid than many other securities, such as U.S. government securities, corporate debt or common stock.

Debt Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Debt Securities Risk. In addition to interest rate risk and credit risk, investments in debt securities carry certain risks including: redemption risk (debt securities sometimes contain provisions that allow for redemption in the event of tax or security law changes in addition to call features at the option of the issuer. In the event of a redemption, the Fund may not be able to reinvest the proceeds at comparable rates of return); limited voting rights (debt securities typically do not provide any voting rights, except in cases when interest payments have not been made and the issuer is in default; and liquidity (certain debt securities may be substantially less liquid than many other securities, such as U.S. government securities or common stocks).

Inflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the purchasing power of assets or income from investment will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the common shares and distributions thereon can decline.

Private Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Private Securities Risk. The Fund may invest in privately issued securities of both public and private companies. Private securities have additional risk considerations than investments in comparable public investments. Whenever the Fund invests in companies that do not publicly report financial and other material information, it assumes a greater degree of investment risk and reliance upon the Adviser’s ability to obtain and evaluate applicable information concerning such companies’ creditworthiness and other investment considerations. Certain private securities may be illiquid. Because there is often no readily available trading market for private securities, the Fund may not be able to readily dispose of such investments at prices that approximate those at which the Fund could sell them if they were more widely traded. Private securities are also more difficult to value. Valuation may require more research, and elements of judgment may play a greater role in the valuation of Private securities as compared to public securities because there is less reliable objective data available. Private securities that are debt securities generally are of below-investment grade quality, frequently are unrated and present many of the same risks as investing in below- investment grade public debt securities. Investing in private debt instruments is a highly specialized investment practice that depends more heavily on independent credit analysis than investments in other types of obligations.

Illiquid Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Illiquid Securities Risk. The Fund may invest in securities for which there is no readily available trading market or which are otherwise illiquid. The Fund may not be able readily to dispose of such securities at prices that approximate those at which the Fund could sell such securities if they were more widely traded and, as a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. In addition, the limited liquidity could affect the market price of the securities, thereby adversely affecting the Fund’s NAV.

Market Price of Common Shares [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Price of Common Shares. The shares of closed-end management investment companies often trade at a discount from their NAV, and the Fund’s common shares may likewise trade at a discount from NAV. The trading price of the Fund’s common shares may be less than the public offering price. The returns earned by common shareholders who sell their common shares below NAV will be reduced. As of October 31, 2025, the Fund’s common shares are trading at a discount to NAV.

Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it has an actively managed portfolio. Reaves and the individual portfolio managers apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Market Disruption and Geopolitical Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Disruption and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These movements, sometimes called volatility, may be greater or less depending on the types of securities the Fund owns and the markets in which the securities trade. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, supply chain disruptions, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as the war in Ukraine, terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund’s portfolio, as well as its ability to sell securities to meet redemptions. There is a risk that you may lose money by investing in the Fund.

Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, actual or threatened war or armed conflicts, conflicts and social unrest, diplomatic developments or the imposition of sanctions and other similar measures, including the imposition of tariffs, levels of public debt and deficits, may occur and could significantly impact issuers, industries, governments and other systems, including the financial markets. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. These types of events quickly and significantly impact markets in the U.S. and across the globe leading to extreme market volatility and disruption. The extent and nature of the impact on supply chains or economies and markets from these events is unknown. These events could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the economies and financial markets and the Adviser’s investment advisory activities and services of other service providers, which in turn could adversely affect the Fund’s investments and other operations. The value of the Fund’s investments may decrease as a result of such events, particularly if these events adversely impact the operations and effectiveness of the Adviser or key service providers or if these events disrupt systems and processes necessary or beneficial to the investment advisory or other activities on behalf the Fund.

Legislation, Policy and Regulatory Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Legislation, Policy and Regulatory Risk. At any time after the date of this report, legislation or additional regulations may be enacted that could negatively affect the assets of the Fund or the issuers of such assets. Changes in the U.S. political landscape and changing approaches to regulation may have a negative impact on the entities and/or securities in which the Fund invests. Legislation or regulation may also change the way in which the Fund itself is regulated. New or amended regulations may be imposed by the Commodity Futures Trading Commission (“CFTC”), the SEC, the Board of Governors of the Federal Reserve System (the “Federal Reserve”) or other financial regulators, other governmental regulatory authorities or self-regulatory organizations that supervise the financial markets that could adversely affect the Fund. In particular, these agencies are empowered to promulgate a variety of new rules pursuant to financial reform legislation in the United States. There can be no assurance that future legislation, regulation or deregulation will not have a material adverse effect on the Fund or will not impair the ability of the Fund to achieve its investment objective. The Fund also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by these governmental agencies.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Interest Rate Risk. Interest rate risk is the risk that preferred stocks paying fixed dividend rates and fixed-rate debt securities will fluctuate in value because of changes (or the anticipation of such changes) in market interest rates. When interest rates rise the market value of such securities generally will fall. An investment by the Fund in preferred stocks or fixed-rate debt securities means that the NAV and price of the common shares may decline if market interest rates rise. In typical interest rate environments, the prices of longer term debt securities generally fluctuate more than the prices of shorter-term debt securities as interest rates change. During periods of declining interest rates, an issuer of preferred stock or fixed-rate debt securities may exercise its option to redeem securities prior to maturity, forcing the Fund to reinvest in lower yielding securities. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected payments. This may lock in a below market yield, increase the security’s duration, and reduce the value of the security. The value of the Fund’s common stock investments may also be influenced by changes in interest rates, which can be sudden, significant and frequent.

Common Shares [Member]
General Description of Registrant [Abstract]
Lowest Price or Bid		$ 38.05	$ 36.85	$ 32.78	$ 27.55	$ 30.75	$ 27.95	$ 26.11	$ 25.26	$ 24.47	$ 23.24	$ 26.57	$ 26.32	$ 27.02
Highest Price or Bid		$ 38.50	41.94	38.54	34.40	35.29	33.17	28.75	27.10	27.88	28.18	29.07	30.32	30.71
Lowest Price or Bid, NAV			36.72	32.83	29.08	31.29	27.53	26.26	25.14	24.87	23.38	26.42	26.41	27.45
Highest Price or Bid, NAV			$ 41.43	$ 38.37	$ 34.37	$ 35.47	$ 33.34	$ 27.97	$ 26.62	$ 27.54	$ 27.57	$ 28.91	$ 29.96	$ 30.44
Highest Price or Bid, Premium (Discount) to NAV [Percent]		(0.90%)	1.23%	0.44%	1.15%	(0.51%)	0.33%	2.79%	1.80%	1.23%	2.21%	0.55%	1.20%	0.01%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]		(2.06%)	(0.83%)	(0.15%)	(6.00%)	(3.48%)	1.53%	(0.57%)	0.48%	(1.61%)	(1.11%)	0.53%	(3.02%)	(0.02%)
Share Price		$ 38.22	$ 38.22												$ 38.22
NAV Per Share		$ 38.85	$ 38.85												$ 38.85
Latest Premium (Discount) to NAV [Percent]		(1.62%)

[1]	If common shares are sold to or through underwriters, the applicable prospectus supplement will set forth any applicable sales load and the estimated offering expenses borne by the Fund. Under the Fund’s effective registration statement (“Shelf Registration Statement”), as of October 31, 2025, the Fund had commenced an offering of its shares made at-the-market with a maximum sales load paid by investors of 1.00% of the offering price.
[2]	There will be no brokerage charges with respect to common shares of beneficial interest issued directly by the Fund under the dividend reinvestment plan. You will pay brokerage charges in connection with open market purchases or if you direct the plan agent to sell your common shares held in a dividend reinvestment account.
[3]	The investment advisory fee is charged as a percentage of the Fund’s average daily total assets.
[4]	Assumes the use of leverage in the form of borrowing under the Credit Agreement representing 19.88% of the Fund’s total assets as of October 31, 2025 (including any additional leverage obtained through the use of borrowed funds) at an average annual interest rate cost to the Fund of 5.01%.
[5]	Less than 0.005%.
[6]	Other Expenses are estimated based on estimated amounts for the current fiscal year.